STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)								1 Months Ended	9 Months Ended
	Sep. 23, 2024	Aug. 14, 2024	Apr. 26, 2024	Mar. 24, 2024	Feb. 27, 2024	Oct. 09, 2023	Dec. 31, 2014	Feb. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized									200,000,000		200,000,000
Common stock, par value									$ 0.00001		$ 0.00001
Common stock, shares outstanding									10,044,728		825,459
Proceeds from issuance of common shares									$ 2,691,391	$ 0
Redemption price									1,000
Gross proceeds financing									$ 1,000,000	$ 0
Executive Chairman [Member]
Class of Stock [Line Items]
Purchase price								$ 1,000
White Lion Equity Line Agreement [Member]
Class of Stock [Line Items]
Aggregate gross purchase price						$ 10,000,000
Issued shares			1,050,000						1,800,000
Proceeds from issuance of common shares			$ 304,500						$ 3,216,981
IPO [Member]
Class of Stock [Line Items]
Issued units					5,175,000
Price per unit					$ 0.58
Gross proceeds					$ 3,000,000
Minimum [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock split	one-for-five
Maximum [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock split	one-for-fifty
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									20,000,000
Preferred stock, par value									$ 0.00001
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock split				one-for-five
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Stockholders equity, reverse stock split				one-for-fifty
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									20,000,000		20,000,000
Preferred stock, par value									$ 0.00001		$ 0.00001
Cumulative preferred dividends									$ 12,142
Preferred stock, value issued									0		$ 0
Series B Preferred Stock [Member] | Exchange Agreement [Member] | September 2023 Notes [Member]
Class of Stock [Line Items]
Debt converted, amount converted		$ 930,052
Debt Conversion, Converted Instrument, Shares Issued		930
Series C Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Gross proceeds financing									$ 1,000,000
Number of shares issued									1,000
Number of value issued									$ 1,000
Conversion price									$ 0.1759
Warrants exercisable									5,685,049
Warrants term									5 years 6 months
Warrants exercise per share									$ 0.1759
Preferred Stock Series B [Member]
Class of Stock [Line Items]
Issuance date							Aug. 14, 2024
Preferred stock, value issued							$ 930,052
Shares issued, price per share							$ 1,000
Preferred Stock Series C [Member]
Class of Stock [Line Items]
Issuance date							Sep. 30, 2024
Preferred stock, value issued							$ 1,000,000
Shares issued, price per share							$ 1,000